Retirement and Deferred Compensation Plans - Plans with Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation	$ 10.2	$ 10.8
Plan assets	$ 9.6	$ 9.6